Investment Properties (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
Fair value as of beginning			$ 129,502,000,000
Additions	$ 981,000,000	$ 13,509,000,000
Disposals	18,072,000,000	2,608,000,000
Transfers	(580,000,000)	865,000,000
Capitalization of financial costs (Note 28)		1,000,000
Capitalized lease costs	21,000,000	30,000,000
Amortization of capitalized lease costs	(2,894,000,000)	(22,000,000)
Decrease due to loss of control		(2,544,000,000)
Net (loss)/ gain from fair value adjustment on investment properties	(13,946,000,000)	37,740,000,000
Fair value as of ending	144,864,000,000	176,473,000,000
Level 2 [Member] | Office And Other Rental Properties [Member]
Statement [Line Items]
Fair value as of beginning			41,849,000,000
Additions	17,000,000	11,656,000,000
Disposals	18,072,000,000	1,750,000,000
Transfers	(580,000,000)	992,000,000
Capitalization of financial costs (Note 28)		0
Capitalized lease costs	13,000,000	6,000,000
Amortization of capitalized lease costs	(7,000,000)	(9,000,000)
Decrease due to loss of control		0
Net (loss)/ gain from fair value adjustment on investment properties	538,000,000	34,766,000,000
Fair value as of ending	69,419,000,000	87,510,000,000
Level 2 [Member] | Undeveloped Parcels Of Land [Member]
Statement [Line Items]
Fair value as of beginning			12,262,000,000
Additions	0	(584,000,000)
Disposals	(69,000,000)	(3,000,000)
Transfers	0	0
Capitalization of financial costs (Note 28)		0
Capitalized lease costs	0	0
Amortization of capitalized lease costs	0	0
Decrease due to loss of control		(2,544,000,000)
Net (loss)/ gain from fair value adjustment on investment properties	5,672,000,000	6,287,000,000
Fair value as of ending	21,165,000,000	15,424,000,000
Level 2 [Member] | Properties Under Development [Member]
Statement [Line Items]
Fair value as of beginning			1,815,000,000
Additions	395,000,000	1,100,000,000
Disposals	0	274,000,000
Transfers	0	(192,000,000)
Capitalization of financial costs (Note 28)		1,000,000
Capitalized lease costs	0	0
Amortization of capitalized lease costs	0	0
Decrease due to loss of control		0
Net (loss)/ gain from fair value adjustment on investment properties	49,000,000	427,000,000
Fair value as of ending	3,321,000,000	2,877,000,000
Level 3 [Member] | Others [Member]
Statement [Line Items]
Fair value as of beginning			317,000,000
Additions	0	2,000,000
Disposals	0	0
Transfers	0	0
Capitalization of financial costs (Note 28)		0
Capitalized lease costs	0	0
Amortization of capitalized lease costs	0	0
Decrease due to loss of control		0
Net (loss)/ gain from fair value adjustment on investment properties	31,000,000	(206,000,000)
Fair value as of ending	144,000,000	113,000,000
Shopping Malls [Member] | Level 3 [Member]
Statement [Line Items]
Fair value as of beginning			$ 73,259,000,000
Additions	500,000,000	748,000,000
Disposals	0	0
Transfers	0	65,000,000
Capitalization of financial costs (Note 28)		0
Capitalized lease costs	8,000,000	24,000,000
Amortization of capitalized lease costs	(6,000,000)	(13,000,000)
Decrease due to loss of control		0
Net (loss)/ gain from fair value adjustment on investment properties	(20,236,000,000)	(3,534,000,000)
Fair value as of ending	$ 50,815,000,000	$ 70,549,000,000